Offerings	May 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, Amended and Restated Senseonics Holdings, Inc. 2015 Equity Incentive Plan
Amount Registered | shares	1,444,302
Proposed Maximum Offering Price per Unit	5.66
Maximum Aggregate Offering Price	$ 8,174,749.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,128.93
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, par value $0.001 per share ("Common Stock") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction. (2) Represents shares of Common Stock that were added to the shares authorized for issuance under the Amended and Restated Senseonics Holdings, Inc. 2015 Equity Incentive Plan (the "2015 Plan") on January 1, 2026 pursuant to an "evergreen" provision contained in the 2015 Plan. (3) Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share and the proposed maximum aggregate offering price are calculated using the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Stock Market LLC on May 18, 2026. (4) The Registrant does not have any fee offsets.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, Senseonics Holdings, Inc. 2016 Employee Stock Purchase Plan
Amount Registered | shares	412,658
Proposed Maximum Offering Price per Unit	5.66
Maximum Aggregate Offering Price	$ 2,335,644.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 322.55
Offering Note	(1) See 1 (1) and (3) - (4). (2) Represents shares of Common Stock that were added to the shares authorized for issuance under the Senseonics Holdings, Inc. 2016 Employee Stock Purchase Plan (the "2016 ESPP") on January 1, 2026 pursuant to an "evergreen" provision contained in the 2016 ESPP.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, Senseonics Holdings, Inc. 2026 Equity Incentive Plan
Amount Registered | shares	6,945,336
Proposed Maximum Offering Price per Unit	5.66
Maximum Aggregate Offering Price	$ 39,310,601.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,428.79
Offering Note	(1) See 1 (1) and (3) - (4). (2) Represents 6,945,336 shares of Common Stock that may be issued pursuant to the Senseonics Holdings, Inc. 2026 Equity Incentive Plan (the "2026 Plan"), which consists of (i) 1,300,000 shares of Common Stock that were authorized for issuance under the 2026 Plan by the Registrant's stockholders at the 2026 Annual Meeting of Stockholders; (ii) 413,148 shares that rolled into the 2026 Plan from the unallocated share reserves of the Company's 2023 Commercial Equity Plan (the "2023 Plan") and the 2015 Plan; (iii) 5,232,188 shares of Common Stock subject to outstanding equity awards previously granted under the 2023 Plan and the 2015 Plan that, pursuant to the terms of the 2026 Plan, may become available for future grant under the 2026 Plan to the extent that such awards expire, terminate, are cancelled or forfeited, or are settled in cash in lieu of shares, without the issuance of shares of Common Stock thereunder.